Contingent consideration - Summary of reconciliation of contingent consideration (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 6,871	$ 8,968
Interest accretion	339	594
Effect of exchange rates on contingent consideration	(86)	697
Gain on remeasurement of contingent consideration	(119)	(3,388)	$ 0
Contingent Consideration	$ 7,005	$ 6,871	$ 8,968